1(212) 318-6737

kentaromurase@paulhastings.com

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:            Office of Filings, Information & Consumer Services

RE:                      GAMCO International Growth Fund, Inc. (the “Fund”)

                             File Nos. 33-79994/811-08560

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). This Amendment was filed electronically on April 28, 2017 (Accession # 0001193125-17-147066).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6737.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Ward

A. Lonergan

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com